TABLE OF CONTENTS

                 PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT

MONEY MARKET SUBACCOUNT
   Statement of Assets and Liabilities......     2
   Statement of Operations..................     4
   Statement of Changes in Net Assets.......     6
GROWTH SUBACCOUNT
   Statement of Assets and Liabilities......     2
   Statement of Operations..................     4
   Statement of Changes in Net Assets.......     6
MULTI-SECTOR FIXED INCOME SUBACCOUNT
   Statement of Assets and Liabilities......     2
   Statement of Operations..................     4
   Statement of Changes in Net Assets.......     6
STRATEGIC ALLOCATION SUBACCOUNT
   Statement of Assets and Liabilities......     2
   Statement of Operations..................     4
   Statement of Changes in Net Assets.......     6
INTERNATIONAL SUBACCOUNT
   Statement of Assets and Liabilities......     2
   Statement of Operations..................     4
   Statement of Changes in Net Assets.......     6
BALANCED SUBACCOUNT
   Statement of Assets and Liabilities......     2
   Statement of Operations..................     4
   Statement of Changes in Net Assets.......     6
REAL ESTATE SUBACCOUNT
   Statement of Assets and Liabilities......     2
   Statement of Operations..................     4
   Statement of Changes in Net Assets.......     6
STRATEGIC THEME SUBACCOUNT
   Statement of Assets and Liabilities......     2
   Statement of Operations..................     4
   Statement of Changes in Net Assets.......     6
ABERDEEN NEW ASIA SUBACCOUNT
   Statement of Assets and Liabilities......     2
   Statement of Operations..................     4
   Statement of Changes in Net Assets.......     6
ENHANCED INDEX SUBACCOUNT
   Statement of Assets and Liabilities......     2
   Statement of Operations..................     4
   Statement of Changes in Net Assets.......     7
ENGEMANN NIFTY FIFTY SUBACCOUNT
   Statement of Assets and Liabilities......     2
   Statement of Operations..................     4
   Statement of Changes in Net Assets.......     7
SENECA MID-CAP GROWTH SUBACCOUNT
   Statement of Assets and Liabilities.....      2
   Statement of Operations.................      4
   Statement of Changes in Net Assets......      7
GROWTH AND INCOME SUBACCOUNT
   Statement of Assets and Liabilities.....      3
   Statement of Operations.................      5
   Statement of Changes in Net Assets......      7
VALUE EQUITY SUBACCOUNT
   Statement of Assets and Liabilities.....      3
   Statement of Operations.................      5
   Statement of Changes in Net Assets......      7
SCHAFER MID-CAP SUBACCOUNT
   Statement of Assets and Liabilities.....      3
   Statement of Operations.................      5
   Statement of Changes in Net Assets......      7
WANGER U.S. SMALL CAP SUBACCOUNT
   Statement of Assets and Liabilities.....      3
   Statement of Operations.................      5
   Statement of Changes in Net Assets......      7
WANGER INTERNATIONAL SMALL CAP SUBACCOUNT
   Statement of Assets and Liabilities.....      3
   Statement of Operations.................      5
   Statement of Changes in Net Assets......      7
TEMPLETON STOCK SUBACCOUNT
   Statement of Assets and Liabilities.....      3
   Statement of Operations.................      5
   Statement of Changes in Net Assets......      7
TEMPLETON ASSET ALLOCATION SUBACCOUNT
   Statement of Assets and Liabilities.....      3
   Statement of Operations.................      5
   Statement of Changes in Net Assets......      8
TEMPLE INTERNATIONAL SUBACCOUNT
   Statement of Assets and Liabilities.....      3
   Statement of Operations.................      5
   Statement of Changes in Net Assets......      8
TEMPLETON DEVELOPING MARKETS SUBACCOUNT
   Statement of Assets and Liabilities.....      3
   Statement of Operations.................      5
   Statement of Changes in Net Assets......      8
MUTUAL SHARES INVESTMENTS SUBACCOUNT
   Statement of Assets and Liabilities.....      3
   Statement of Operations.................      5
   Statement of Changes in Net Assets......      8
NOTES TO FINANCIAL STATEMENTS..............      9

                                       This annual report for the PHOENIX HOME
                                  LIFE VARIABLE UNIVERSAL LIFE ACCOUNT for the
                                   period ended December 31, 1998 contains the
                                 financial statements for the Account's single
                                     premium variable universal life policies.

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1998


                                                                                                                  MULTI-SECTOR
                                                                            MONEY MARKET          GROWTH          FIXED INCOME
                                                                             SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                                             ----------         ----------         ----------
ASSETS
   Investments at cost................................................      $  1,646,955       $  9,996,753       $  1,511,524
                                                                            ============       ============       ============
   Investment in The Phoenix Edge Series Fund, at market..............      $  1,646,955       $ 10,618,540       $  1,471,507
                                                                            ------------       ------------       ------------
      Total assets....................................................         1,646,955         10,618,540          1,471,507
LIABILITIES
   Accrued expenses to related party..................................             1,564              5,448              1,075
                                                                            ------------       ------------       ------------
NET ASSETS............................................................      $  1,645,391       $ 10,613,092       $  1,470,432
                                                                            ============       ============       ============
Accumulation units outstanding........................................         1,607,822          9,415,908          1,577,941
                                                                            ============       ============       ============
Unit value............................................................      $   1.023366       $   1.127145       $   0.931865
                                                                            ============       ============       ============

                                                                             STRATEGIC
                                                                             ALLOCATION        INTERNATIONAL        BALANCED
                                                                             SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                                             ----------         ----------         ----------
ASSETS
   Investments at cost................................................      $  1,645,111       $  1,721,899       $  1,235,499
                                                                            ============       ============       ============
   Investment in The Phoenix Edge Series Fund, at market..............      $  1,680,576       $  1,527,717       $  1,310,067
                                                                            ------------       ------------       ------------
      Total assets....................................................         1,680,576          1,527,717          1,310,067
LIABILITIES
   Accrued expenses to related party..................................               981                761                942
                                                                            ------------       ------------       ------------
NET ASSETS............................................................      $  1,679,595       $  1,526,956       $  1,309,125

                                                                            ============       ============       ============
Accumulation units outstanding........................................         1,494,785          1,504,222          1,184,769
                                                                            ============       ============       ============
Unit value............................................................      $   1.123635       $   1.015117       $   1.104962
                                                                            ============       ============       ============

                                                                                                                    ABERDEEN
                                                                            REAL ESTATE       STRATEGIC THEME       NEW ASIA
                                                                             SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                                             ----------         ----------         ----------
ASSETS
   Investments at cost................................................       $   110,028        $   168,112       $    19,524
                                                                             ===========        ===========       ===========
   Investment in The Phoenix Edge Series Fund, at market..............       $   105,791        $   200,488       $    22,408
                                                                             -----------        -----------       -----------
      Total assets....................................................           105,791            200,488            22,408
LIABILITIES
   Accrued expenses to related party..................................                41                188                24
                                                                             -----------        -----------       -----------
NET ASSETS............................................................       $   105,750        $   200,300       $    22,384
                                                                             ===========        ===========       ===========
Accumulation units outstanding........................................           124,594            148,220            19,252
                                                                             ===========        ===========       ===========
Unit value............................................................       $   .848760        $  1.351368       $  1.162712
                                                                             ===========        ===========       ===========

                                                                                                                     SENECA
                                                                              ENHANCED           ENGEMANN            MID-CAP
                                                                               INDEX            NIFTY FIFTY          GROWTH
                                                                             SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                                             ----------         ----------         ----------
ASSETS
   Investments at cost................................................       $   951,260        $   237,390       $   195,124
                                                                             ===========        ===========       ===========
   Investment in the Phoenix Edge Series Fund, at market..............       $ 1,020,919        $   292,932       $   234,934
                                                                             -----------        -----------       -----------
      Total assets....................................................         1,020,919            292,932           234,934
LIABILITIES
   Accrued expenses to related party..................................             1,274                309               234
                                                                             -----------        -----------       -----------
NET ASSETS............................................................       $ 1,019,645        $   292,623       $   234,700
                                                                             ===========        ===========       ===========
Accumulation units outstanding........................................           919,987            245,270           203,326
                                                                             ===========        ===========       ===========
Unit value............................................................        $ 1.108325         $ 1.193056       $  1.154307
                                                                             ===========        ===========       ===========


                       See Notes to Financial Statements
                                       2

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1998
                                   (CONTINUED)

                                                                               GROWTH                                SCHAFER
                                                                             AND INCOME        VALUE EQUITY          MID-CAP
                                                                             SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                                             ----------         ----------         ----------

ASSETS
   Investments at cost................................................       $   846,955        $   137,093       $   138,173
                                                                             ===========        ===========       ===========
   Investment in The Phoenix Edge Series Fund, at market..............       $   926,641        $   148,003       $   143,809
                                                                             -----------        -----------       -----------
      Total assets....................................................           926,641            148,003           143,809
LIABILITIES
   Accrued expenses to related party..................................               859                156               148
                                                                             -----------        -----------       -----------
NET ASSETS............................................................       $   925,782        $   147,847       $   143,661
                                                                             ===========        ===========       ===========
Accumulation units outstanding........................................           824,998            135,795           162,341
                                                                             ===========        ===========       ===========
Unit value............................................................       $  1.122163        $  1.088751       $  0.884934
                                                                             ===========        ===========       ===========

                                                                               WANGER             WANGER
                                                                                U.S.           INTERNATIONAL        TEMPLETON
                                                                             SMALL CAP           SMALL CAP            STOCK
                                                                             SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                                             ----------         ----------         ----------
ASSETS
   Investments at cost................................................      $  1,614,567        $  380,793         $   63,238
                                                                            ============        ==========         ==========
   Investment in Wanger Advisors Trust, at market.....................      $  1,699,348        $  406,117         $       --

   Investment in Templeton Variable Products Series Fund, at market...                --                --             67,084
                                                                             -----------        ----------        -----------
      Total assets....................................................         1,699,348           406,117             67,084
LIABILITIES
   Accrued expenses to related party..................................             1,348               325                 76
                                                                             -----------        ----------         -----------
NET ASSETS............................................................      $  1,698,000        $  405,792        $   67,008
                                                                            ============        ==========         ==========
Accumulation units outstanding........................................         1,824,621           381,007             74,558
                                                                            ============        ==========         ==========
Unit value............................................................      $   0.931043        $ 1.064969        $ 0.898644
                                                                            ============        ==========         ==========

                                                                             TEMPLETON
                                                                               ASSET             TEMPLETON
                                                                             ALLOCATION        INTERNATIONAL
                                                                             SUBACCOUNT         SUBACCOUNT
                                                                             ----------         ----------
ASSETS
   Investments at cost                                                       $    46,250        $   161,830
                                                                             ===========        ===========
   Investment in Templeton Variable Products Series Fund, at market...       $    48,391        $   169,841
                                                                             -----------        -----------
      Total assets....................................................            48,391            169,841
LIABILITIES
   Accrued expenses to related party..................................                56                170
                                                                             -----------        -----------
NET ASSETS............................................................       $    48,335        $   169,671
                                                                             ===========        ===========
Accumulation units outstanding........................................            48,239            181,415
                                                                             ===========        ===========
Unit value............................................................       $  1.002002        $   .935264
                                                                             ===========        ===========

                                                                             TEMPLETON
                                                                             DEVELOPING        MUTUAL SHARES
                                                                              MARKETS           INVESTMENTS
                                                                             SUBACCOUNT         SUBACCOUNT
                                                                             ----------         ----------
ASSETS
   Investments at cost                                                       $    22,456        $    25,000
                                                                             ===========        ===========
   Investment in Templeton Variable Products Series Fund, at market...       $    25,467        $    25,850
                                                                             -----------        -----------
      Total assets....................................................            25,467             25,850
LIABILITIES
   Accrued expenses to related party..................................                26                 16
                                                                             -----------        -----------
NET ASSETS............................................................       $    25,441        $    25,834
                                                                             ===========        ===========
Accumulation units outstanding........................................            21,521             25,000
                                                                             ===========        ===========
Unit value............................................................       $  1.182161        $  1.033360
                                                                             ===========        ===========


                       See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 1998

                                                                                                                    MULTI-SECTOR
                                                                         MONEY MARKET             GROWTH            FIXED INCOME
                                                                         SUBACCOUNT(2)        SUBACCOUNT(2)        SUBACCOUNT(3)
                                                                         -------------        -------------        -------------

Investment income
   Distributions....................................................      $   20,105            $       90           $   35,725
Expenses
   Mortality and expense risk charges...............................           5,465                12,252                2,781
                                                                          ----------            ----------           ----------
Net investment income (loss)........................................          14,640               (12,162)              32,944
                                                                          ----------            ----------           ----------
Net realized gain (loss) from share transactions....................              --                   (28)                   8
Net realized gain distribution from Fund............................              --               103,882                  272
Net unrealized appreciation (depreciation) on investment............              --               621,787              (40,017)
                                                                          ----------            ----------           ----------
Net gain (loss) on investments......................................              --               725,641              (39,737)
                                                                          ----------            ----------           ----------
Net increase (decrease) in net assets resulting from operations.....      $   14,640            $  713,479           $   (6,793)
                                                                          ==========            ==========           ==========

                                                                           STRATEGIC
                                                                          ALLOCATION          INTERNATIONAL           BALANCED
                                                                         SUBACCOUNT(5)        SUBACCOUNT(9)        SUBACCOUNT(6)
                                                                         -------------        -------------        -------------
Investment income
   Distributions....................................................      $    8,283            $       --           $    8,516
Expenses
   Mortality and expense risk charges...............................           2,084                 1,699                2,390
                                                                          ----------            ----------           ----------
Net investment income (loss)........................................           6,199                (1,699)               6,126
                                                                          ----------            ----------           ----------
Net realized gain (loss) from share transactions....................              17                   (66)                 (25)
Net realized gain distribution from Fund............................          53,805               241,742                1,090
Net unrealized appreciation (depreciation) on investment............          35,465              (194,182)              74,568
                                                                          ----------            ----------           ----------
Net gain (loss) on investments......................................          89,287                47,494               75,633
                                                                          ----------            ----------           ----------
Net increase (decrease) in net assets resulting from operations.....     $    95,486            $   45,795           $   81,759
                                                                          ==========            ==========           ==========

                                                                                                                      ABERDEEN
                                                                          REAL ESTATE        STRATEGIC THEME          NEW ASIA
                                                                         SUBACCOUNT(7)        SUBACCOUNT(8)         SUBACCOUNT(8)
                                                                         -------------        -------------         -------------
Investment income
   Distributions....................................................      $    2,891            $                    $       93
                                                                                                        --
Expenses
   Mortality and expense risk charges...............................             216                   633                   98
                                                                          ----------            ----------           ----------
Net investment income (loss)........................................           2,675                  (633)                  (5)
                                                                          ----------            ----------           ----------
Net realized gain (loss) from share transactions....................            (375)               (5,033)                  42
Net realized gain distribution from Fund............................               4                10,713                   --
Net unrealized appreciation (depreciation) on investment............          (4,237)               32,376                2,884
                                                                          ----------            ----------           ----------
Net gain (loss) on investments......................................          (4,608)               38,056                2,926
                                                                          ----------            ----------           ----------
Net increase (decrease) in net assets resulting from operations.....      $   (1,933)           $   37,423           $    2,921
                                                                          ===========           ==========            =========

                                                                                                                      SENECA
                                                                           ENHANCED              ENGEMANN             MID-CAP
                                                                             INDEX             NIFTY FIFTY             GROWTH
                                                                          SUBACCOUNT(1)        SUBACCOUNT(4)        SUBACCOUNT(4)
                                                                          -------------        -------------        -------------
Investment income
   Distributions....................................................      $    5,699             $     116           $      193
Expenses
   Mortality and expense risk charges...............................           3,304                 1,004                  812
                                                                          ----------            ----------           ----------
Net investment income (loss)........................................           2,395                  (888)                (619)
                                                                          ----------            ----------           ----------
Net realized gain (loss) from share transactions....................            (996)                   30                  (19)
Net realized gain (loss) distribution from Fund.....................          40,541                    --                   --
Net unrealized appreciation (depreciation) on investment............          69,659                55,542               39,810
                                                                          ----------            ----------           ----------
Net gain (loss) on investments......................................         109,204                55,572               39,791
                                                                          ----------            ----------           ----------
Net increase (decrease) in net assets resulting from operations.....      $  111,599            $   54,684           $   39,172
                                                                          ==========            ==========           ==========

(1) From inception May 13, 1998 to December 31, 1998        (6) From inception June 3, 1998 to December 31, 1998
(2) From inception May 14, 1998 to December 31, 1998        (7) From inception June 9, 1998 to December 31, 1998
(3) From inception May 15, 1998 to December 31, 1998        (8) From inception June 16, 1998 to December 31, 1998
(4) From inception May 28, 1998 to December 31, 1998        (9) From inception June 17, 1998 to December 31, 1998
(5) From inception June 2, 1998 to December 31, 1998


                       See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 1998
                                   (CONTINUED)


                                                                           GROWTH                                     SCHAFER
                                                                         AND INCOME           VALUE EQUITY            MID-CAP
                                                                        SUBACCOUNT(4)        SUBACCOUNT(8)         SUBACCOUNT(4)
                                                                        -------------        -------------         -------------

Investment income
   Distributions....................................................     $     3,095           $       548           $      422
Expenses
   Mortality and expense risk charges...............................           2,963                   484                  610
                                                                          ----------            ----------           ----------
Net investment income (loss)........................................             132                    64                 (188)
                                                                          ----------            ----------           ----------
Net realized gain (loss) from share transactions....................              70                   212                   (4)
Net realized gain distribution from Fund............................              --                    --                   --
Net unrealized appreciation (depreciation) on investment............          79,686                10,910                5,636
                                                                          ----------            ----------           ----------
Net gain (loss) on investments......................................          79,756                11,122                5,632
                                                                          ----------            ----------           ----------
Net increase (decrease) in net assets resulting from operations.....     $    79,888           $    11,186           $    5,444
                                                                         ===========           ===========           ==========

                                                                            WANGER               WANGER
                                                                             U.S.             INTERNATIONAL          TEMPLETON
                                                                           SMALL CAP            SMALL CAP              STOCK
                                                                         SUBACCOUNT(3)        SUBACCOUNT(9)         SUBACCOUNT(5)
                                                                         -------------        -------------         -------------
Investment income
   Distributions....................................................     $        --            $       --           $       --
Expenses
   Mortality and expense risk charges...............................           4,490                   975                 (290)
                                                                          ----------            ----------           ----------
Net investment income (loss)........................................          (4,490)                 (975)                (290)
                                                                          ----------            ----------           ----------
Net realized gain (loss) from share transactions....................            (196)                  245                    1
Net realized gain distribution from Fund............................              --                    --                   --
Net unrealized appreciation (depreciation) on investment............          84,781                25,324                3,846
                                                                          ----------            ----------           ----------
Net gain (loss) on investments......................................          84,585                25,569                3,847
                                                                          ----------            ----------           ----------
Net increase (decrease) in net assets resulting from operations.....     $    80,095            $   24,594           $    3,557
                                                                         ===========            ==========           ==========

                                                                           TEMPLETON
                                                                             ASSET              TEMPLETON
                                                                          ALLOCATION          INTERNATIONAL
                                                                         SUBACCOUNT(8)        SUBACCOUNT(4)
                                                                         -------------        -------------
Investment income
   Distributions....................................................      $       --            $       --
Expenses
   Mortality and expense risk charges...............................             243                   606
                                                                          ----------            ----------
Net investment income (loss)........................................            (243)                 (606)
                                                                          ----------            ----------
Net realized gain (loss) from share transactions....................             (12)                 (204)
Net realized gain distribution from Fund............................              --                    --
Net unrealized appreciation (depreciation) on investment............           2,141                 8,011
                                                                          ----------            ----------
Net gain (loss) on investments......................................           2,129                 7,807
                                                                          ----------            ----------
Net increase (decrease) in net assets resulting from operations.....      $    1,886            $    7,201
                                                                          ==========            ==========

                                                                           TEMPLETON
                                                                          DEVELOPING          MUTUAL SHARES
                                                                            MARKETS            INVESTMENTS
                                                                        SUBACCOUNT(10)        SUBACCOUNT(11)
                                                                        --------------        --------------
Investment income
   Distributions....................................................      $       --            $       --
Expenses
   Mortality and expense risk charges...............................              84                    16
                                                                          ----------            ----------
Net investment income (loss)........................................             (84)                  (16)
                                                                          ----------            ----------
Net realized gain (loss) from share transactions....................             (24)                   --
Net realized gain distribution from Fund............................              --                    --
Net unrealized appreciation (depreciation) on investment............           3,011                   850
                                                                          ----------            ----------
Net gain (loss) on investments......................................           2,987                   850
                                                                          ----------            ----------
Net increase (decrease) in net assets resulting from operations.....      $    2,903            $      834
                                                                          ==========            ==========

(3) From inception May 15, 1998 to December 31, 1998         (9) From inception June 17, 1998 to December 31, 1998
(4) From inception May 28, 1998 to December 31, 1998        (10) From inception August 18, 1998 to December 31, 1998
(5) From inception June 2, 1998 to December 31, 1998        (11) From inception December 11, 1998 to December 31, 1998
(8) From inception June 16, 1998 to December 31, 1998


                       See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1998

                                                                                                                    MULTI-SECTOR
                                                                         MONEY MARKET             GROWTH            FIXED INCOME
                                                                         SUBACCOUNT(2)        SUBACCOUNT(2)        SUBACCOUNT(3)
                                                                         -------------        -------------        -------------

FROM OPERATIONS
   Net investment income (loss).....................................      $    14,640           $   (12,162)         $    32,944
   Net realized gain (loss).........................................               --               103,854                  280
   Net unrealized appreciation (depreciation).......................               --               621,787              (40,017)
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets resulting from operations..           14,640               713,479               (6,793)
                                                                          -----------           -----------          -----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................        2,543,980             9,768,376            1,343,432
   Participant transfers............................................         (865,293)              190,527              134,447
   Participant withdrawals..........................................          (47,936)              (59,290)                (654)
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets resulting from participant
      transactions..................................................        1,630,751             9,899,613            1,477,225
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets............................        1,645,391            10,613,092            1,470,432
NET ASSETS
   Beginning of period..............................................                0                     0                    0
                                                                          -----------           -----------          -----------
   End of period....................................................      $ 1,645,391           $10,613,092          $ 1,470,432
                                                                          ===========           ===========          ===========

                                                                           STRATEGIC
                                                                          ALLOCATION          INTERNATIONAL           BALANCED
                                                                         SUBACCOUNT(5)        SUBACCOUNT(9)        SUBACCOUNT(6)
                                                                         -------------        -------------        -------------

FROM OPERATIONS
   Net investment income (loss).....................................      $     6,199           $    (1,699)         $     6,126
   Net realized gain (loss).........................................           53,822               241,676                1,065
   Net unrealized appreciation (depreciation).......................           35,465              (194,182)              74,568
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets resulting from operations..           95,486                45,795               81,759
                                                                          -----------           -----------          -----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................        1,500,673             1,468,191            1,184,410
   Participant transfers............................................           84,868                19,076               60,238
   Participant withdrawals..........................................           (1,432)               (6,106)             (17,282)
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets resulting from participant
      transactions..................................................        1,584,109             1,481,161            1,227,366
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets............................        1,679,595             1,526,956            1,309,125
NET ASSETS
   Beginning of period..............................................                0                     0                    0
                                                                          -----------           -----------          -----------
   End of period....................................................      $ 1,679,595           $ 1,526,956          $ 1,309,125
                                                                          ===========           ===========          ===========

                                                                                                                      ABERDEEN
                                                                          REAL ESTATE        STRATEGIC THEME          NEW ASIA
                                                                         SUBACCOUNT(7)        SUBACCOUNT(8)        SUBACCOUNT(8)
                                                                         -------------        -------------        -------------

FROM OPERATIONS
   Net investment income (loss).....................................      $     2,675           $      (633)         $        (5)
   Net realized gain (loss).........................................             (371)                5,680                   42
   Net unrealized appreciation (depreciation).......................           (4,237)               32,376                2,884
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets resulting from operations..           (1,933)               37,423                2,921
                                                                          -----------           -----------          -----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................          103,404               182,463               20,743
   Participant transfers............................................            4,323               (19,017)                 250
   Participant withdrawals..........................................              (44)                 (569)              (1,530)
   Net increase (decrease) in net assets resulting from participant       -----------           -----------          -----------
      transactions..................................................          107,683               162,877               19,463
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets............................          105,750               200,300               22,384
NET ASSETS
   Beginning of period..............................................                0                     0                    0
                                                                          -----------           -----------          -----------
   End of period....................................................      $   105,750           $   200,300          $    22,384
                                                                          ===========           ===========          ===========

(2) From inception May 14, 1998 to December 31, 1998        (7) From inception June 9, 1998 to December 31, 1998
(3) From inception May 15, 1998 to December 31, 1998        (8) From inception June 16, 1998 to December 31, 1998
(5) From inception June 2, 1998 to December 31, 1998        (9) From inception June 17, 1998 to December 31, 1998
(6) From inception June 3, 1998 to December 31, 1998


                       See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1998
                                   (CONTINUED)

                                                                                                                       SENECA
                                                                            ENHANCED              ENGEMANN             MID-CAP
                                                                              INDEX             NIFTY FIFTY            GROWTH
                                                                          SUBACCOUNT(1)        SUBACCOUNT(4)        SUBACCOUNT(4)
                                                                          -------------        -------------        -------------

FROM OPERATIONS
   Net investment income (loss).....................................      $     2,395           $      (888)         $      (619)
   Net realized gain (loss).........................................           39,545                    30                  (19)
   Net unrealized appreciation (depreciation).......................           69,659                55,542               39,810
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets resulting from operations..          111,599                54,684               39,172
                                                                          -----------           -----------          -----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................          862,473               237,816              188,189
   Participant transfers............................................           74,779                 6,755               12,830
   Participant withdrawals..........................................          (29,206)               (6,632)              (5,491)
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets resulting from participant
      transactions..................................................          908,046               237,939              195,528
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets............................        1,019,645               292,623              234,700
NET ASSETS
   Beginning of period..............................................                0                     0                    0
                                                                          -----------           -----------          -----------
   End of period....................................................      $ 1,019,645           $   292,623          $   234,700
                                                                          ===========           ===========          ===========

                                                                             GROWTH                                    SCHAFER
                                                                           AND INCOME           VALUE EQUITY           MID-CAP
                                                                          SUBACCOUNT(4)        SUBACCOUNT(8)        SUBACCOUNT(4)
                                                                          -------------        -------------        -------------

FROM OPERATIONS
   Net investment income (loss).....................................      $       132           $        64          $      (188)
   Net realized gain (loss).........................................               70                   212                   (4)
   Net unrealized appreciation (depreciation).......................           79,686                10,910                5,636
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets resulting from operations..           79,888                11,186                5,444
                                                                          -----------           -----------          -----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................          745,117               133,027              122,222
   Participant transfers............................................          120,825                10,661               17,285
   Participant withdrawals..........................................          (20,048)               (7,027)              (1,290)
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets resulting from participant
      transactions..................................................          845,894               136,661              138,217
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets............................          925,782               147,847              143,661
NET ASSETS
   Beginning of period..............................................                0                     0                    0
                                                                          -----------           -----------          -----------
   End of period....................................................      $   925,782           $   147,847          $   143,661
                                                                          ===========           ===========          ===========

                                                                             WANGER                WANGER
                                                                              U.S.             INTERNATIONAL          TEMPLETON
                                                                            SMALL CAP            SMALL CAP              STOCK
                                                                          SUBACCOUNT(3)        SUBACCOUNT(9)        SUBACCOUNT(5)
                                                                          -------------        -------------        -------------

FROM OPERATIONS
   Net investment income (loss).....................................      $    (4,490)          $      (975)         $      (290)
   Net realized gain (loss).........................................             (196)                  245                    1
   Net unrealized appreciation (depreciation).......................           84,781                25,324                3,846
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets resulting from operations..           80,095                24,594                3,557
                                                                          -----------           -----------          -----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................        1,570,924               363,290               56,849
   Participant transfers............................................           60,617                26,170               12,674
   Participant withdrawals..........................................          (13,636)               (8,262)              (6,072)
   Net increase (decrease) in net assets resulting from participant       -----------           -----------          -----------
      transactions..................................................        1,617,905               381,198               63,451
                                                                          -----------           -----------          -----------
   Net increase in (decrease) net assets............................        1,698,000               405,792               67,008
NET ASSETS
   Beginning of period..............................................                0                     0                    0
                                                                          -----------           -----------          -----------
   End of period....................................................      $ 1,698,000           $   405,792          $    67,008
                                                                          ===========           ===========          ===========

(1) From inception May 13, 1998 to December 31, 1998        (5) From inception June 2, 1998 to December 31, 1998
(3) From inception May 15, 1998 to December 31, 1998        (8) From inception June 16, 1998 to December 31, 1998
(4) From inception May 28, 1998 to December 31, 1998        (9) From inception June 17, 1998 to December 31, 1998


                       See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1998
                                   (CONTINUED)

                                                                           TEMPLETON
                                                                             ASSET              TEMPLETON
                                                                           ALLOCATION          INTERNATIONAL
                                                                          SUBACCOUNT(8)        SUBACCOUNT(4)
                                                                          -------------        -------------

FROM OPERATIONS
   Net investment income (loss).....................................      $      (243)          $      (606)
   Net realized gain (loss).........................................              (12)                 (204)
   Net unrealized appreciation (depreciation).......................            2,141                 8,011
                                                                          -----------           -----------
   Net increase (decrease) in net assets resulting from operations..            1,886                 7,201
                                                                          -----------           -----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................           39,635               151,455
   Participant transfers............................................            7,203                14,400
   Participant withdrawals..........................................             (389)               (3,385)
                                                                          -----------           -----------
   Net increase (decrease) in net assets resulting from participant
      transactions..................................................           46,449               162,470
                                                                          -----------           -----------
   Net increase in (decrease) net assets............................           48,335               169,671
NET ASSETS
   Beginning of period..............................................                0                     0
                                                                          -----------           -----------
   End of period....................................................      $    48,335           $   169,671
                                                                          ===========           ===========

                                                                           TEMPLETON
                                                                          DEVELOPING          MUTUAL SHARES
                                                                            MARKETS            INVESTMENTS
                                                                        SUBACCOUNT(10)        SUBACCOUNT(11)
                                                                        --------------        --------------

FROM OPERATIONS
   Net investment income (loss).....................................      $       (84)          $       (16)
   Net realized gain (loss).........................................              (24)                   --
   Net unrealized appreciation (depreciation).......................            3,011                   850
                                                                          -----------           -----------
   Net increase (decrease) in net assets resulting from operations..            2,903                   834
                                                                          -----------           -----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................           24,013                25,000
   Participant transfers............................................            1,201                    --
   Participant withdrawals..........................................           (2,676)                   --
                                                                          -----------           -----------
   Net increase (decrease) in net assets resulting from participant
      transactions..................................................           22,538                25,000
                                                                          -----------           -----------
   Net increase in (decrease) net assets............................           25,441                25,834
NET ASSETS
   Beginning of period..............................................                0                     0
                                                                          -----------           -----------
   End of period....................................................      $    25,441           $    25,834
                                                                          ===========           ===========



(4) From inception May 28, 1998 to December 31, 1998             (10) From inception August 18, 1998 to December 31, 1998
(8) From inception June 16, 1998 to December 31, 1998            (11) From inception December 11, 1998 to December 31, 1998


                       See Notes to Financial Statements

                 PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION
   Phoenix Home Life Variable Accumulation Account (the "Account") is a separate investment account of Phoenix Home Life Mutual Insurance Company ("Phoenix"). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Account was established June 21, 1982 and currently consists of 22 Subaccounts, that invest in a corresponding series (the "Series"), of The Phoenix Edge Series Fund, Wanger Advisors Trust and the Templeton Variable Products Series Fund (the "Funds").
   Each Series has distinct investment objectives. The Money Market Series seeks to provide maximum current income consistent with capital preservation and liquidity. The Growth Series seeks to achieve intermediate and long-term growth of capital, with income as a secondary consideration. The Multi-Sector Fixed Income Series seeks to provide long-term total return by investing in a diversified portfolio of high yield and high quality fixed income securities. The Strategic Allocation Series seeks to realize as high a level of total rate of return over an extended period of time as is considered consistent with prudent investment risk by investing in three market segments: stocks, bonds and money market instruments. The International Series seeks as its investment objective a high total return consistent with reasonable risk by investing primarily in an internationally diversified portfolio of equity securities. The Balanced Series seeks to provide reasonable income, long-term growth and conservation of capital. The Real Estate Series seeks to achieve capital appreciation and income with approximately equal emphasis through investments in real estate investment trusts and companies that operate, manage, develop or invest in real estate. The Strategic Theme Series seeks long-term appreciation of capital by investing in securities that the adviser believes are well positioned to benefit from cultural, demographic, regulatory, social or technological changes worldwide. The Aberdeen New Asia Series seeks to provide long-term capital appreciation by investing primarily in diversified equity securities of issuers organized and principally operating in Asia, excluding Japan. The Enhanced Index Series seeks high total return by investing in a broadly diversified portfolio of equity securities of large and medium capitalization companies within market sectors reflected in the Standard & Poor's 500 Composite Stock Price Index. The Engemann Nifty Fifty Series seeks to achieve long-term capital appreciation investing in approximately 50 different securities which offer the potential for long-term growth of capital. The Seneca Mid-Cap Growth Series seeks capital appreciation primarily through investments in equity securities of companies that have the potential for above average market appreciation. The Growth and Income Series seeks as its investment objective, dividend growth, current income and capital appreciation by investing in common stocks. The Value Equity Series seeks to achieve long-term capital appreciation and income by investing in a diversified portfolio of common stocks which meet certain quantitative standards that indicate above average financial soundness and intrinsic value relative to price. The Schafer Mid-Cap Series seeks to achieve long-term capital appreciation with current income as the secondary investment objective by investing in common stocks of established companies having a strong financial position and a low stock market valuation at the time of purchase which are believed to offer the possibility of increase in value. The Wanger U.S. Small Cap Series invests in growth common stock of U.S. companies with stock market capitalization of less than $1 billion. The Wanger International Small Cap Series invests in securities of non-U.S. companies with a stock market capitalization of less than $1 billion. The Templeton Stock Series is a capital growth common stock fund. The Templeton Asset Allocation Series invests in stocks and debt obligations of companies and governments and money market instruments seeking high total return. The Templeton International Series invests in stocks and debt obligations of companies and governments outside the United States. The Templeton Developing Markets Series seeks long-term capital appreciation by investing in equity securities of issuers in countries having developing markets. The Mutual Shares Investments Series is a capital appreciation fund with income as a secondary objective. Additionally, policyowners also may direct the allocation of their investments between the Account and the Guaranteed Interest Account of the general account of Phoenix.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES
   A. VALUATION OF INVESTMENTS: Investments are made exclusively in the Funds and are valued at the net asset values per share of the respective Series.

   B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Realized gains and losses include capital gain distributions from the Funds as well as gains and losses on sales of shares in the Funds determined on the LIFO (last in, first out) basis.

   C. INCOME TAXES: The Account is not a separate entity from Phoenix and, under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

   D.  DISTRIBUTIONS: Distributions are recorded on the ex-dividend date.

                 PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND SALES OF SHARES OF THE FUNDS
   Purchases and sales of shares of the Funds for the period ended December 31, 1998 aggregated the following:

SUBACCOUNT                                                                                        PURCHASES                SALES
----------                                                                                        ---------                -----

The Phoenix Edge Series Fund:
   Money Market...................................................................              $ 2,479,887             $832,932
   Growth.........................................................................               10,017,536               20,755
   Multi-Sector Fixed Income......................................................                1,518,727                7,211
   Strategic Allocation...........................................................                1,646,510                1,416
   International..................................................................                1,726,627                4,662
   Balanced.......................................................................                1,250,690               15,166
   Real Estate....................................................................                  117,903                7,500
   Strategic Theme................................................................                  205,920               32,775
   Aberdeen New Asia..............................................................                   21,239                1,757
   Enhanced Index.................................................................                  990,252               37,996
   Engemann Nifty Fifty...........................................................                  245,801                8,441
   Seneca Mid-Cap Growth..........................................................                  200,902                5,759
   Growth and Income..............................................................                  867,487               20,602
   Value Equity ..................................................................                  147,276               10,395
   Schafer Mid-Cap................................................................                  138,624                  447
Wanger Advisors Trust:
   U.S. Small Cap.................................................................                1,653,845               39,082
   International Small Cap........................................................                  403,372               22,824
The Templeton Variable Products Series Fund:
   Stock .........................................................................                   69,471                6,234
   Asset Allocation...............................................................                   46,838                  576
   International .................................................................                  176,260               14,226
   Developing Markets ............................................................                   25,203                2,723
   Mutual Shares Investments .....................................................                   25,000                   --

NOTE 4--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS (IN UNITS)

                                                                              SUBACCOUNT
                                          --------------------------------------------------------------------------------------
                                           MONEY                    MULTI-SECTOR      STRATEGIC
                                          MARKET        GROWTH      FIXED INCOME     ALLOCATION     INTERNATIONAL     BALANCED
                                          ------        ------      ------------     ----------     -------------     --------
Units outstanding, beginning of period            0             0              0              0               0               0
Participant deposits.................     2,504,771     9,247,699      1,419,852      1,414,097       1,490,191       1,145,069
Participant transfers................      (849,619)      184,474        162,939         82,089          19,663          55,730
Participant withdrawals..............       (47,330)      (16,265)        (4,850)        (1,401)         (5,632)        (16,030)
                                          ---------     ---------      ---------      ---------       ---------       ---------
Units outstanding, end of period.....     1,607,822     9,415,908      1,577,941      1,494,785       1,504,222       1,184,769
                                          =========     =========      =========      =========       =========       =========

                                                                                                                       SENECA
                                           REAL        STRATEGIC      ABERDEEN        ENHANCED       ENGEMANN          MID-CAP
                                          ESTATE         THEME        NEW ASIA          INDEX       NIFTY FIFTY        GROWTH
                                          ------         -----        --------          -----       -----------        ------
Units outstanding, beginning of period            0             0              0              0               0              0
Participant deposits.................       119,599       170,400         20,350        879,569         244,619        194,781
Participant transfers................         5,044       (21,648)           242         71,903           6,800         13,847
Participant withdrawals..............           (49)         (532)        (1,340)       (31,485)         (6,149)        (5,302)
                                          ---------     ---------      ---------      ---------       ---------       ---------
Units outstanding, end of period.....       124,594       148,220         19,252        919,987         245,270        203,326
                                          =========     =========      =========      =========       =========       =========

                                                                                       WANGER           WANGER
                                           GROWTH AND     VALUE          SCHAFER         U.S.        INTERNATIONAL    TEMPLETON
                                            INCOME        EQUITY         MID-CAP      SMALL CAP        SMALL CAP        STOCK
                                            ------        ------         -------      ---------        ---------        -----
Units outstanding, beginning of period            0             0              0              0               0              0
Participant deposits.................       727,478       131,100        142,370      1,774,179         363,235         66,799
Participant transfers................       116,877        11,402         21,532         65,217          25,800         13,980
Participant withdrawals..............       (19,357)       (6,707)        (1,561)       (14,775)         (8,028)        (6,221)
                                          ---------     ---------      ---------      ---------       ---------       ---------
Units outstanding, end of period.....       824,998       135,795        162,341      1,824,621         381,007         74,558
                                          =========     =========      =========      =========       =========       =========


                                         TEMPLETON                      TEMPLETON        MUTUAL
                                           ASSET         TEMPLETON      DEVELOPING       SHARES
                                        ALLOCATION      INTERNATIONAL     MARKETS      INVESTMENTS
                                        ----------      -------------     -------      -----------
Units outstanding, beginning of period            0             0              0              0
Participant deposits.................        40,941       168,795         22,807         25,000
Participant transfers................         7,750        16,356          1,047             --
Participant withdrawals..............          (452)       (3,736)        (2,333)            --
                                          ---------     ---------      ---------      ---------
Units outstanding, end of period.....        48,239       181,415         21,521         25,000
                                          =========     =========      =========      =========

                 PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--INVESTMENT ADVISORY FEES AND RELATED PARTY TRANSACTIONS
   Phoenix and its indirect affiliate, Phoenix Equity Planning Corporation, a registered broker/dealer in securities, provide all services to the Account.
   As compensation for administrative services provided to the Account, Phoenix additionally receives $35 per year from each contract, which is deducted from the Subaccount holding the assets of the participant, or on a pro-rata basis from two or more Subaccounts in relation to their values under the contract. Such costs aggregated $35 during the period ended December 31, 1998.
   Phoenix Equity Planning Corporation is the principal underwriter and distributor for the Account. Phoenix Equity Planning Corporation is reimbursed for its distribution and underwriting expenses by Phoenix.
   On surrender of a contract, contingent deferred sales charges, which vary from 0-6% depending upon the duration of each contract deposit, are deducted from proceeds and are paid to Phoenix as reimbursement for services provided. Contingent deferred sales charges deducted and paid to Phoenix aggregated $34 for the period ended December 31, 1998.
   Phoenix assumes the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than the deductions for such expenses. In return for the assumption of these mortality and expense risks, Phoenix charges each Subaccount the daily equivalent of 0.40%, 0.85% and 0.125% on an annual basis for mortality, expense risks and daily administrative fees, respectively.

NOTE 6--DISTRIBUTION OF NET INCOME
   The Account does not expect to declare dividends to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 7--DIVERSIFICATION REQUIREMENTS
   Under the provisions of Section 817(h) of the Internal Revenue Code (the "Code"), a variable universal life contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a universal life contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.
   The Internal Revenue Service has issued regulations under Section 817(h) of the Code. Phoenix believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

                        REPORT OF INDEPENDENT ACCOUNTANTS


[PricewaterhouseCoopers Logo]


To the Board of Directors of Phoenix Home Life Mutual Insurance Company and
   Participants of Phoenix Home Life Variable Accumulation Account:


In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts: Money Market, Growth, Multi-Sector Fixed Income, Strategic Allocation, International, Balanced, Real Estate, Strategic Theme, Aberdeen New Asia, Enhanced Index, Engemann Nifty Fifty, Seneca Mid-Cap Growth, Growth and Income, Value Equity, Schafer Mid-Cap, Wanger U.S. Small Cap, Wanger International Small Cap, Templeton Stock, Templeton Asset Allocation, Templeton International, Templeton Developing Markets and Mutual Shares Investments (constituting the Phoenix Home Life Variable Accumulation Account, hereafter referred to as the "Account") at December 31, 1998, and the results of each of their operations and the changes in each of their net assets for the period then ended, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of investments at December 31, 1998 by correspondence with fund custodians or transfer agents, provides a reasonable basis for the opinion expressed above.




/S/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
Hartford, Connecticut
February 17, 1999

PHOENIX HOME LIFE
VARIABLE UNIVERSAL LIFE ACCOUNT
Phoenix Home Life Mutual Insurance Company
One American Row
Hartford, Connecticut 06115

UNDERWRITER
Phoenix Equity Planning Corporation
P.O. Box 2200
100 Bright Meadow Boulevard
Enfield, Connecticut 06083-2200

CUSTODIANS
The Chase Manhattan Bank, N.A.
1 Chase Manhattan Plaza
Floor 3B
New York, New York 10081

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust
P.O. Box 351
Boston, Massachusetts 02101

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
One Financial Plaza
Hartford, Connecticut 06103